Thrivent Variable Universal Life Insurance II
Thrivent Variable Life Account I

Updating Summary Prospectus April 30, 2024
This updating summary prospectus summarizes key features of the Thrivent Financial Variable Universal Life II Contract, a flexible premium individual variable adjustable life insurance contract (the “Contract”) previously offered by Thrivent Financial for Lutherans ("Thrivent") between 2008 and 2019.
The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at dfinview.com/Thrivent/VariableLifeII. You can also obtain this information at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional general information about certain investment products, including variable life insurance, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
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The Securities and Exchange Commission has not approved or disapproved this Contract or passed upon the adequacy of this summary prospectus. Any representation to the contrary is a criminal offense.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2023. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The Annual Portfolio expenses table was updated to reflect the new range.
Overview of the Contract	No changes.
Fee Table	The Fee Table was updated to reflect the new range of fees for Annual Portfolio expenses. See the Appendix for the current fees associated with each Portfolio (investment option).
Premiums	No changes.
Standard Death Benefit	No changes.
Other Benefits	No changes.
Surrenders and Withdrawals	No changes.
Lapse and Reinstatement	No changes.
Availability of Portfolios	No changes.
Other Changes	The Appendix has been revised to reflect the updated performance information and the current expenses for the Portfolios.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
A Decrease Charge (early withdrawal charge) may be assessed upon surrender, lapse or any decrease in the Face Amount. A Decrease Charge will be assessed if the Contract issued is in the first 10 Contract Years after the
Date of Issue and for 10 years after each increase in Face Amount. The
Decrease Charge will vary depending on the number of years since the Date of Issue, or the last increase in Face Amount. The maximum amount that may be charged is $51.00 per $1,000 of decrease in Face Amount. For example, if you make an early withdrawal, you could pay a Decrease Charge of up to
$5,100 on a $100,000 decrease.
				Charges Fee Table
Transaction Charges
In addition to Decrease Charges (early withdrawal charges), you also may be charged for other transactions such as when you pay a premium, transfer accumulated value between investment options, make more than one partial surrender in a Contract Year or exercise your Accelerated Death Benefit Rider.
If the Face Amount is $250,000 or more, a premium charge of 4% on each premium payment is deducted. If the Face Amount is less than $250,000, a premium charge of 5% on each premium payment is deducted.
A partial surrender charge applies upon each partial surrender in excess of one per Contract Year. The maximum amount deducted is $25 per partial surrender.
A transfer charge applies to each transfer in excess of the first twelve transfers made in a Contract Year. The maximum amount deducted is $25 per transfer.
An accelerated death benefit charge will be deducted upon the exercise of the benefit. The maximum amount deducted is $150. The charge may vary by state.
An illustration charge of $25 applies upon each request in excess of one per
Contract Year.
				Charges Fee Table
Ongoing Fees and Expenses (annual charges)
In addition to Decrease Charges (early withdrawal charges) and transaction charges, investment in the Contract is subject to certain ongoing fees and expenses (typically assessed monthly), including fees and expenses covering the cost of insurance under the Contract, mortality and expense risk charges, monthly unit charges, basic monthly charges, asset charges, interest on any
Debt, and the cost of optional benefits available under the Contract. Some of these fees and expenses are set based on characteristics of the Insured (e.g.
age, sex (in most states), and rating classification). See the specifications page of your Contract for rates applicable to your Contract.
Investors will also bear expenses associated with Portfolios that correspond to
Subaccounts available under the Contract , as shown in the following table:
				Charges Fee Table Appendix
	Annual Fee	Minimum	Maximum
	Annual Portfolio Expenses (deducted from Portfolio assets)	0.23%	1.50%

RISKS	Location in Statutory Prospectus
Risk of Loss
You can lose money by investing in this Contract, including loss of your premiums (principal), and your Contract can lapse without value.
Additionally, Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee
Premium requirement. If you surrender the Contract or allow it to lapse while a
Contract loan is outstanding, the amount of Debt , to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Principal Risks of Investing in the Contract
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The primary purpose of this
Contract is to provide a Death Benefit in the event of the Insured’s death.
Surrender charges, expenses, and tax consequences generally make the
Contract unsuitable as a short-term investment.
Principal Risks of Investing in the Contract
Risk Associated with Investment Options
An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose.
Each investment option has its own unique risks.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the
Contract. You could lose some or all of your money.
You should review the available Portfolios’ prospectuses before making an investment decision.
Principal Risks of Investing in the Contract
Insurance Company Risks
An investment in the Contract is subject to risks related to Thrivent, including that any obligations, guarantees, and benefits of the Contract are subject to the claims-paying ability and financial strength of Thrivent. More information about Thrivent, including its financial strength ratings, is available upon request by calling 1-800-847-4836.
Principal Risks of Investing in the Contract
Contract Lapse
If your monthly deductions exceed your Cash Surrender Value, then unless your Contract has an active No-Lapse Guarantee in effect your Contract will enter a 61-day grace period. We will notify you that your Contract will lapse
(that is, terminate without value) if you do not send us a sufficient payment by a specified date. No Death Benefit will be paid if the Contract is lapsed. We will reinstate a Contract only if our requirements for reinstatement are satisfied, which may include requiring new proof of insurability of the Insured person.
Lapse and Reinstatement

RESTRICTIONS	Location in Statutory Prospectus
Investments
We place limits on frequent trading.
There is a $25 charge for each transfer when you transfer money between investment options in excess of 12 times a year.
Thrivent reserves the right to remove or substitute Portfolio companies as investment options that are available under the Contract.
We reserve the right to not accept any premiums when the Death Benefit is based on the Table of Factors in your Contract.
We will also have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contract as life insurance under federal tax law or to avoid the classification of your
Contract as a “modified endowment contract” (MEC).
Frequent Trading Among Subaccounts and Other Transactions Addition, Deletion, Combination or Substitution of Investments Premium Limits Taxes
Optional Benefits
Optional benefits may be subject to age and underwriting requirements. We generally deduct any monthly costs for these Additional Benefits from the
Accumulated Value as part of the monthly deduction.  Optional benefits may not be available for all ages or underwriting classes, may not be available after original issue of the Contract and may terminate at certain ages. We may stop offering an optional benefit at any time prior to the time you elect to add it to your Contract.
Other Benefits Available Under the Contract
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
Distributions from your Contract, if taxable, will be taxed at ordinary income tax rates.
Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a MEC.
Distributions including loans and loan interest will be taxed on an “income first”
basis and may be subject to a penalty tax if taken before you are age 59  1∕2 if your Contract is a MEC.
The transfer of the Contract or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the impositions of gift, estate, and generation skipping transfer taxes.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
Investment Professional Compensation
Your financial advisor or professional may receive compensation for selling this Contract to you. This compensation consists of commissions, bonuses, asset-based compensation, and promotional incentives. Thrivent may also share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.
Distribution of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Distribution of the Contract

Special Terms
Accumulated Value	The total value of the Contract. Accumulated Value equals the sum of the Subaccounts, the Fixed Accounts, and the Loan Account.
Application
The form completed by the applicant(s) for the Contract or requesting a change to the Contract. The completed Application includes information needed by
Thrivent in order to evaluate and classify risk. The Application includes the original application and all amendments and supplements to the application.

Beneficiary	The person(s) named by the Contract Owner to receive the Death Proceeds under the Contract. A Beneficiary need not be a natural person.
Cash Surrender Value	The Accumulated Value of the Contract less any applicable Decrease Charges; outstanding Debt; and any unpaid monthly deductions.
Contract
The flexible premium variable adjustable life insurance contract (Thrivent
Variable Universal Life II) offered by us (Thrivent) and described in this prospectus. The entire Contract consists of the Contract, any Additional
Benefits, amendments, endorsements, Application and our Articles of
Incorporation and Bylaws.

Contract Year	The 12-month period following the Date of Issue or a Contract Anniversary. The Contract Year is always based upon the time elapsed since the Date of Issue.
Date of Issue
The date when we issue the Contract. This date will be specified in the Contract and may be different from the Contract Date. The Date of Issue is the date as of which we begin to apply deductions from your Accumulated Value.

Death Benefit	The amount of the benefit that provides the basis for the Death Proceeds calculation. The Death Benefit on any day depends upon the Death Benefit Option in effect on that day.
Death Benefit Option	Either of the two methods used to determine the Death Benefit. The option is selected in the Application and may be changed any time prior to Attained Age 121.
Death Proceeds	The amount paid upon the death of the Insured. The amount is paid to a Beneficiary designated by the Contract Owner.
Debt	All unpaid Contract loans plus accrued interest.
Decrease Charge
A Decrease Charge compensates us for expenses associated with underwriting, issuing and distributing the Contract. The charge applies to decreases in the Face Amount or partial surrenders that result in a decrease in
Face Amount during the first 10 Contract Years (or first 10 years following an increase in Face Amount on the increased amount). We calculate the amount of the Decrease Charge at the time of the reduction in Face Amount or surrender.
We do not deduct this amount until the next Monthly Anniversary or upon surrender or lapse, if earlier.

Face Amount	The amount of life insurance provided by the Contract exclusive of any Additional Benefits. The Face Amount of your Contract may change, as described in your Contract.
Fund	Thrivent Series Fund, Inc., the mutual fund that consists of several Portfolios that underlie Subaccounts of the Variable Account.
Insured	The person on whose life the Contract is issued.
No-Lapse Guarantee
A Contract provision that guarantees that insurance coverage will not lapse in the event your Cash Surrender Value is not adequate to cover the current monthly deductions. There are two levels of No-Lapse Guarantees available: 10-year and extended. You must meet the premium requirements of a
No-Lapse Guarantee for the Contract to remain in force in the event your Cash
Surrender Value is not adequate.

No-Lapse Guarantee Premium
The minimum monthly premium required to keep the No-Lapse Guarantees in effect. Different combinations of age, sex, risk class, Face Amount, Death
Benefit Option and additional benefits will result in different No-Lapse
Guarantee Premiums.

Owner	A person or entity who owns the Contract.
Portfolio	A portfolio of Thrivent Series Fund, Inc. which is the underlying investment of a corresponding Subaccount which you may select for your Contract.
Service Center	Our office located at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001 or such other address as we may designate. Telephone: (800) 847-4836. Email: mail@thrivent.com.
Subaccount	Your available investment options within the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Table of Factors	The table found in your Contract and used to help qualify your Contract as a life insurance contract under federal tax law.
Variable Account	Thrivent Variable Life Account I, which is a separate account of Thrivent.
we, us, our	Thrivent.
you, your	The Owner(s) of the Contract.

Appendix: Portfolios Available Under the Contract
The following is a list of Portfolios that correspond to subaccounts available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at dfinview.com/Thrivent/VariableLifeII. You can also request this information in paper at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEAR	10 YEAR
Allocation - 85%+ Equity	Thrivent Aggressive Allocation Portfolio	0.77%[1]	19.31%	11.56%	8.61%
Large Growth	Thrivent All Cap Portfolio	0.68%	22.13%	14.75%	10.10%
Allocation - 30% to 50% Equity	Thrivent Balanced Income Plus Portfolio	0.66%	12.46%	6.86%	5.32%
Allocation - 15% to 30% Equity	Thrivent Diversified Income Plus Portfolio	0.49%	10.20%	4.73%	4.13%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	9.13%	3.32%	1.88%
Large Blend	Thrivent ESG Index Portfolio	0.36%[1]	28.19%	N/A4	N/A4
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.63%	22.03%	11.08%	7.95%
Intermediate Government	Thrivent Government Bond Portfolio	0.46%	4.37%	0.90%	1.63%
Health	Thrivent Healthcare Portfolio	0.85%[1]	4.15%	10.65%	8.88%
High Yield Bond	Thrivent High Yield Portfolio	0.47%	11.83%	4.25%	3.66%
Corporate Bond	Thrivent Income Portfolio	0.44%	9.29%	3.04%	3.09%
Foreign Large Blend	Thrivent International Allocation Portfolio	0.75%	18.11%	6.70%	3.47%
Foreign Large Blend	Thrivent International Index Portfolio	0.42%	17.76%	N/A4	N/A4
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	47.07%	17.99%	13.82%
Large Blend	Thrivent Large Cap Index Portfolio	0.23%	26.01%	15.42%	11.74%
Large Value	Thrivent Large Cap Value Portfolio	0.63%	12.87%	13.04%	9.37%
Short-Term Bond	Thrivent Limited Maturity Bond Portfolio	0.45%	6.38%	2.17%	1.97%
Global Large-Stock Blend	Thrivent Low Volatility Equity Portfolio[5]	0.90%[1]	8.06%	7.58%	N/A2
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.85%[1]	17.12%	N/A4	N/A4
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	16.19%	12.36%	8.98%

INVESTMENT TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEAR	10 YEAR
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	14.19%	13.12%	10.96%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.89%[1]	13.31%	N/A4	N/A4
Allocation - 50% to 70% Equity	Thrivent Moderate Allocation Portfolio	0.64%[1]	16.18%	8.15%	6.24%
Allocation - 70% to 85% Equity	Thrivent Moderately Aggressive Allocation Portfolio	0.71%[1]	17.60%	9.56%	7.25%
Allocation - 30% to 50% Equity	Thrivent Moderately Conservative Allocation Portfolio	0.61%[1]	12.09%	5.42%	4.48%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	4.88%	1.66%	1.02%
Multisector Bond	Thrivent Multidimensional Income Portfolio[6]	0.98%[1]	8.36%	3.88%	N/A2
Multisector Bond	Thrivent Opportunity Income Plus Portfolio	0.70%	8.93%	2.37%	2.51%
Real Estate	Thrivent Real Estate Securities Portfolio	0.87%	10.14%	7.12%	7.41%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	9.86%	13.60%	N/A3
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	15.79%	10.78%	8.41%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	12.62%	14.55%	10.63%
1Current expenses reflect temporary fee reductions.
2The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/28/2017 and does not have annual returns for the period shown.
3The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
4The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
5The Thrivent Low Volatility Equity Portfolio will merge into the Thrivent Global Stock Portfolio on or about July 26, 2024. The Low Volatility Equity subaccount will be closed to new money if you don't already have funds in this subaccount at the end of the day on April 30, 2024. If you already have money in this subaccount, you may continue to invest until the merger has been completed.
6The Thrivent Multidimensional Income Portfolio will merge into the Thrivent Opportunity Income Plus Portfolio on or about July 26, 2024. The Multidimensional Income subaccount will be closed to new money if you do not already have funds in this subaccount at the end of the day on April 30, 2024. If you already have money in this subaccount, you may continue to invest until the merger has been completed.

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This updating summary prospectus incorporates by reference the Thrivent flexible premium individual variable adjustable life insurance prospectus and Statement of Additional Information (SAI), both dated April 30, 2024, as amended or supplemented.
The SAI dated April 30, 2024 contains more information about the Contract and Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectus. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/VariableLifeII. For a paper copy of the SAI, to request other information about the Contract, and to make other inquiries, you may call our Service Center at 1-800-847-4836 or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form ICC07 V-VM-VUL and state variations.
EDGAR Contract No. C000061281 32015SPRU 4-24